FEDERATED INSTITUTIONAL TRUST

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   September 18, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INSTITUTIONAL TRUST (the "Trust")
            Federated Government UltraShort Fund Institutional Shares Federated Government UltraShort Fund Institutional Service Shares
           1933 Act File No. 33-54445
           1940 Act File No. 811-7193

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated September 30, 2001, that would have been filed under Rule 497(c), does not differ from the form(s) of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 11 on September 14, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary